Schedule of Investments (unaudited)
October 31, 2024
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.9%
Ampol Ltd.	820	$15,013
ANZ Group Holdings Ltd.	9,256	188,642
APA Group	4,002	18,324
Aristocrat Leisure Ltd.	1,829	73,598
ASX Ltd.	544	23,167
BHP Group Ltd.	15,663	435,158
BlueScope Steel Ltd.	1,622	21,554
Brambles Ltd.	4,697	56,552
CAR Group Ltd.	1,104	27,193
Cochlear Ltd.	218	40,360
Coles Group Ltd.	4,380	50,552
Commonwealth Bank of Australia	5,198	484,840
Computershare Ltd.	1,656	28,628
CSL Ltd.	1,487	279,192
Dexus	3,234	15,178
Endeavour Group Ltd./Australia	3,830	11,782
Fortescue Ltd.	5,337	66,834
Goodman Group	5,395	128,830
GPT Group (The)	5,865	18,171
Insurance Australia Group Ltd.	6,657	32,689
James Hardie Industries PLC(a)	1,348	42,992
Lottery Corp. Ltd. (The)	6,393	20,889
Macquarie Group Ltd.	1,101	166,632
Medibank Pvt Ltd.	8,518	20,019
Mineral Resources Ltd.(b)	504	12,951
Mirvac Group	13,343	18,653
National Australia Bank Ltd.	9,610	243,567
Northern Star Resources Ltd.	3,348	38,852
Orica Ltd.	1,209	13,733
Origin Energy Ltd.	5,440	34,349
Pilbara Minerals Ltd.(a)(b)	7,704	14,269
Pro Medicus Ltd.	178	22,548
Qantas Airways Ltd.(a)	2,276	12,050
QBE Insurance Group Ltd.	4,739	53,504
Ramsay Health Care Ltd.	544	14,308
REA Group Ltd.	189	27,941
Reece Ltd.	888	13,232
Rio Tinto Ltd.	1,201	94,300
Santos Ltd.	9,717	43,230
Scentre Group	17,261	39,574
SEEK Ltd.	968	15,726
Seven Group Holdings Ltd.	504	13,732
Sonic Healthcare Ltd.	1,313	23,135
South32 Ltd.	14,932	35,809
Stockland	7,749	26,204
Suncorp Group Ltd.	3,796	44,528
Telstra Group Ltd.	13,137	32,887
Transurban Group	9,604	80,039
Treasury Wine Estates Ltd.	2,367	17,573
Vicinity Ltd.	10,164	14,449
Washington H Soul Pattinson & Co. Ltd.	647	14,178
Wesfarmers Ltd.	3,451	151,813
Westpac Banking Corp.	10,695	224,614
WiseTech Global Ltd.	573	43,994
Woodside Energy Group Ltd.	5,721	90,040
Woolworths Group Ltd.	3,756	73,667
Xero Ltd.(a)	459	44,594
		3,910,832
Austria — 0.1%
Erste Group Bank AG	1,106	62,562
Security	Shares	Value
Austria (continued)
OMV AG	475	$19,684
Verbund AG	211	17,377
voestalpine AG	372	7,744
		107,367
Belgium — 0.3%
Ageas SA	407	21,241
Anheuser-Busch InBev SA	2,782	164,949
Argenx SE(a)	183	107,907
D'ieteren Group	76	16,454
Elia Group SA	109	10,372
Groupe Bruxelles Lambert NV	338	24,422
KBC Group NV	751	54,704
Lotus Bakeries NV	1	13,108
Sofina SA	70	17,162
Syensqo SA	245	19,006
UCB SA	373	71,820
Warehouses De Pauw CVA	455	10,828
		531,973
Canada — 3.2%
Agnico Eagle Mines Ltd.	1,489	128,522
Air Canada(a)	406	5,502
Alimentation Couche-Tard Inc.	2,366	123,385
AltaGas Ltd.	1,060	25,329
ARC Resources Ltd.	2,087	34,565
Bank of Montreal	2,247	204,761
Bank of Nova Scotia (The)	3,787	194,987
Barrick Gold Corp.	5,231	101,100
BCE Inc.	211	6,803
Brookfield Asset Management Ltd., Class A	1,071	56,821
Brookfield Corp., Class A	4,277	226,790
Brookfield Renewable Corp., Class A	372	11,390
BRP Inc.	117	5,769
CAE Inc.(a)	876	15,414
Cameco Corp.	1,415	73,944
Canadian Apartment Properties REIT	245	8,163
Canadian Imperial Bank of Commerce	2,907	181,871
Canadian National Railway Co.	1,702	183,787
Canadian Natural Resources Ltd.	6,728	228,801
Canadian Pacific Kansas City Ltd.	2,858	220,475
Canadian Tire Corp. Ltd., Class A, NVS	125	13,302
Canadian Utilities Ltd., Class A, NVS	406	10,395
CCL Industries Inc., Class B, NVS	441	25,725
Cenovus Energy Inc.	4,393	70,643
CGI Inc.(a)	630	69,789
Constellation Software Inc./Canada	60	180,948
Descartes Systems Group Inc. (The)(a)	259	26,907
Dollarama Inc.	885	92,094
Element Fleet Management Corp.	1,192	24,390
Emera Inc.	958	36,191
Empire Co. Ltd., NVS	441	12,723
Enbridge Inc.	6,732	271,920
Fairfax Financial Holdings Ltd.	64	79,532
First Quantum Minerals Ltd.(a)	2,465	31,849
FirstService Corp.	141	26,107
Fortis Inc./Canada	1,598	69,126
Franco-Nevada Corp.	578	76,723
George Weston Ltd.	189	29,979
GFL Environmental Inc.	720	30,122
Gildan Activewear Inc.	399	19,527
Great-West Lifeco Inc.	889	29,830
Hydro One Ltd.(c)	1,003	32,294

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
iA Financial Corp. Inc.	338	$27,538
IGM Financial Inc.	252	7,571
Imperial Oil Ltd.	563	42,012
Intact Financial Corp.	544	103,889
Ivanhoe Mines Ltd., Class A(a)(b)	1,829	24,183
Keyera Corp.	613	18,826
Kinross Gold Corp.	3,555	35,873
Loblaw Companies Ltd.	456	57,654
Lundin Mining Corp.	2,001	19,459
Magna International Inc.	855	33,755
Manulife Financial Corp.	5,398	157,673
MEG Energy Corp.	879	16,067
Metro Inc.	678	40,266
National Bank of Canada	1,037	98,907
Nutrien Ltd.	1,471	70,140
Onex Corp.	246	17,707
Open Text Corp.	785	23,544
Pan American Silver Corp.	1,100	25,723
Parkland Corp.	441	10,262
Pembina Pipeline Corp.	1,785	74,677
Power Corp. of Canada	1,794	56,705
Quebecor Inc., Class B	406	10,109
RB Global Inc.	544	46,092
Restaurant Brands International Inc.	956	66,491
Rogers Communications Inc., Class B, NVS	1,158	42,058
Royal Bank of Canada	4,341	524,998
Saputo Inc.	889	16,958
Shopify Inc., Class A(a)	3,731	291,867
Stantec Inc.	331	26,849
Sun Life Financial Inc.	1,873	103,850
Suncor Energy Inc.	3,990	150,619
TC Energy Corp.	3,137	145,906
Teck Resources Ltd., Class B	1,443	67,136
TELUS Corp.	1,347	21,293
TFI International Inc.	246	32,921
Thomson Reuters Corp.	476	77,915
TMX Group Ltd.	892	27,862
Toromont Industries Ltd.	246	21,732
Toronto-Dominion Bank (The)	5,430	300,174
Tourmaline Oil Corp.	1,103	50,850
West Fraser Timber Co. Ltd.	184	16,618
Wheaton Precious Metals Corp.	1,435	94,767
WSP Global Inc.	403	72,033
		6,469,824
Denmark — 0.9%
AP Moller - Maersk A/S, Class A	11	16,774
AP Moller - Maersk A/S, Class B, NVS	14	22,145
Carlsberg A/S, Class B	315	34,812
Coloplast A/S, Class B	399	49,975
Danske Bank A/S	2,139	63,248
Demant A/S(a)	338	12,484
DSV A/S	629	137,691
Genmab A/S(a)	211	47,255
Novo Nordisk A/S, Class B	9,951	1,116,154
Novonesis (Novozymes) B, Class B	1,052	66,109
Orsted A/S(a)(b)(c)	560	32,960
Pandora A/S	250	37,799
Rockwool A/S, Class B	36	15,579
Tryg A/S	1,210	28,557
Vestas Wind Systems A/S(a)	2,959	56,391
Security	Shares	Value
Denmark (continued)
Zealand Pharma A/S(a)	194	$22,396
		1,760,329
Finland — 0.3%
Elisa OYJ	475	22,610
Fortum OYJ	1,415	20,892
Kesko OYJ, Class B	820	17,612
Kone OYJ, Class B	1,002	54,947
Metso OYJ	2,017	19,196
Neste OYJ	1,278	20,520
Nokia OYJ	15,859	75,045
Nordea Bank Abp	9,732	113,932
Orion OYJ, Class B	303	14,716
Sampo OYJ, Class A	1,599	70,901
Stora Enso OYJ, Class R	1,622	18,101
UPM-Kymmene OYJ	1,681	49,466
Wartsila OYJ Abp	1,668	31,946
		529,884
France — 2.9%
Accor SA	579	26,268
Aeroports de Paris SA	105	12,492
Air Liquide SA	1,773	317,901
Airbus SE	1,846	281,591
Alstom SA(a)	922	20,281
Amundi SA(c)	210	15,226
ArcelorMittal SA	1,586	39,229
Arkema SA	210	18,506
AXA SA	5,504	206,660
BioMerieux	140	15,669
BNP Paribas SA	3,189	217,789
Bollore SE	2,556	15,957
Bouygues SA	648	20,828
Bureau Veritas SA	1,031	32,698
Capgemini SE	468	81,189
Carrefour SA	1,760	27,950
Cie de Saint-Gobain SA	1,350	122,425
Cie Generale des Etablissements Michelin SCA	2,072	70,024
Covivio SA/France	176	10,012
Credit Agricole SA	3,480	53,342
Danone SA	2,004	143,163
Dassault Aviation SA	71	14,336
Dassault Systemes SE	2,069	70,812
Edenred SE	716	23,157
Eiffage SA	245	22,803
Engie SA	5,926	99,329
EssilorLuxottica SA	929	217,904
Eurazeo SE	140	10,678
Eurofins Scientific SE	373	18,397
Euronext NV(c)	268	29,570
Gecina SA	160	17,099
Getlink SE	1,057	17,963
Hermes International SCA	96	218,184
Ipsen SA	105	12,800
Kering SA	227	56,698
Klepierre SA	647	20,686
La Francaise des Jeux SAEM(c)	268	11,456
Legrand SA	783	88,376
L'Oreal SA	736	276,125
LVMH Moet Hennessy Louis Vuitton SE	861	573,185
Orange SA	5,621	61,751
Pernod Ricard SA	618	77,107
Publicis Groupe SA	717	76,205

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Renault SA	578	$26,446
Rexel SA	685	18,873
Safran SA	1,071	242,437
Sanofi SA	3,541	374,212
Sartorius Stedim Biotech	84	16,851
Schneider Electric SE	1,693	438,569
SEB SA	71	7,501
Societe Generale SA	2,150	61,751
Sodexo SA	280	24,305
STMicroelectronics NV	2,115	57,491
Teleperformance SE	175	18,550
Thales SA	315	50,777
TotalEnergies SE	6,559	411,614
Unibail-Rodamco-Westfield, New	359	29,356
Veolia Environnement SA	2,069	65,690
Vinci SA	1,549	173,520
Vivendi SE	2,173	23,220
		5,804,984
Germany — 2.2%
adidas AG	493	118,069
Allianz SE, Registered	1,205	379,340
BASF SE	2,854	138,740
Bayer AG, Registered	3,032	81,703
Bayerische Motoren Werke AG	982	77,417
Bechtle AG	246	8,400
Beiersdorf AG	303	40,903
Brenntag SE	408	26,615
Carl Zeiss Meditec AG, Bearer(b)	105	6,610
Commerzbank AG	3,382	59,982
Continental AG	315	19,659
Covestro AG(a)(c)	545	34,518
CTS Eventim AG & Co. KGaA	194	20,373
Daimler Truck Holding AG	1,645	68,022
Delivery Hero SE, Class A(a)(c)	475	20,165
Deutsche Bank AG, Registered	5,750	97,691
Deutsche Boerse AG	578	134,257
Deutsche Lufthansa AG, Registered	1,485	10,319
Deutsche Post AG, Registered	3,219	129,306
Deutsche Telekom AG, Registered	10,790	326,220
E.ON SE	6,863	92,617
Evonik Industries AG	682	15,031
Fresenius Medical Care AG & Co. KGaA	579	22,665
Fresenius SE & Co. KGaA(a)	1,278	46,661
GEA Group AG	561	27,632
Hannover Rueck SE	176	46,216
Heidelberg Materials AG	441	48,571
Henkel AG & Co. KGaA	337	26,283
Infineon Technologies AG	4,003	126,593
Knorr-Bremse AG	245	20,210
LEG Immobilien SE	211	19,933
Mercedes-Benz Group AG	2,432	147,746
Merck KGaA	405	66,957
MTU Aero Engines AG	176	57,524
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	412	210,689
Nemetschek SE	176	18,964
Puma SE	303	13,817
Qiagen NV, NVS	669	28,351
Rational AG	17	16,648
Rheinmetall AG	124	63,840
RWE AG	1,877	60,833
SAP SE	3,223	752,522
Security	Shares	Value
Germany (continued)
Scout24 SE(c)	288	$24,879
Siemens AG, Registered	2,329	453,106
Siemens Energy AG(a)	1,861	76,437
Siemens Healthineers AG(b)(c)	820	42,808
Symrise AG, Class A	431	51,862
Talanx AG(a)	195	15,028
Vonovia SE	2,287	74,981
Zalando SE(a)(c)	682	20,646
		4,488,359
Hong Kong — 0.5%
AIA Group Ltd.	34,600	273,074
BOC Hong Kong Holdings Ltd.	10,000	32,647
CK Asset Holdings Ltd.	5,836	23,857
CK Hutchison Holdings Ltd.	8,336	43,840
CK Infrastructure Holdings Ltd.	2,000	14,153
CLP Holdings Ltd.	5,000	42,473
Futu Holdings Ltd., ADR(a)	155	14,723
Galaxy Entertainment Group Ltd.	7,000	31,154
Hang Seng Bank Ltd.	2,300	28,134
Henderson Land Development Co. Ltd.	4,523	14,504
HKT Trust & HKT Ltd., Class SS	12,740	15,832
Hong Kong & China Gas Co. Ltd.	36,618	28,363
Hong Kong Exchanges & Clearing Ltd.	3,900	156,157
Hongkong Land Holdings Ltd.	3,600	15,435
Jardine Matheson Holdings Ltd.	500	19,250
Link REIT	8,040	37,462
MTR Corp. Ltd.	5,000	18,192
Power Assets Holdings Ltd.	4,500	29,976
Sands China Ltd.(a)	8,800	22,390
Sino Land Co. Ltd.	12,000	12,009
SITC International Holdings Co. Ltd.	4,000	11,320
Sun Hung Kai Properties Ltd.	4,500	48,726
Swire Pacific Ltd., Class A	1,500	12,563
Techtronic Industries Co. Ltd.	4,393	63,547
WH Group Ltd.(c)	25,000	19,458
Wharf Holdings Ltd. (The)	3,000	8,500
Wharf Real Estate Investment Co. Ltd.	6,000	18,040
		1,055,779
Ireland — 0.3%
AIB Group PLC	4,621	24,773
Bank of Ireland Group PLC	3,221	29,853
CRH PLC	2,146	204,793
Flutter Entertainment PLC(a)	533	124,066
Kerry Group PLC, Class A	476	47,541
Kingspan Group PLC	475	41,946
Smurfit WestRock PLC	1,595	82,142
		555,114
Israel — 0.2%
Azrieli Group Ltd.	140	10,688
Bank Hapoalim BM	3,591	37,416
Bank Leumi Le-Israel BM	4,396	44,661
Check Point Software Technologies Ltd.(a)	267	46,247
CyberArk Software Ltd.(a)	147	40,648
Elbit Systems Ltd.	105	24,051
Global-e Online Ltd.(a)	280	10,763
ICL Group Ltd.	2,207	9,060
Isracard Ltd.	0	1
Israel Discount Bank Ltd., Class A	3,727	21,907
Mizrahi Tefahot Bank Ltd.	373	15,380
Monday.com Ltd.(a)	118	34,677
Nice Ltd.(a)	211	36,663

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel (continued)
Teva Pharmaceutical Industries Ltd., ADR(a)	3,313	$61,092
Wix.com Ltd.(a)	175	29,246
		422,500
Italy — 0.7%
Amplifon SpA	372	10,392
Banco BPM SpA	3,733	25,179
Davide Campari-Milano NV(b)	1,828	12,273
DiaSorin SpA	71	7,711
Enel SpA	24,926	189,041
Eni SpA	6,777	103,235
Ferrari NV	385	183,787
FinecoBank Banca Fineco SpA	1,860	29,693
Generali	3,234	89,667
Infrastrutture Wireless Italiane SpA(c)	1,441	16,247
Intesa Sanpaolo SpA	44,920	192,258
Leonardo SpA	1,249	29,771
Mediobanca Banca di Credito Finanziario SpA	1,456	24,020
Moncler SpA	651	36,168
Nexi SpA(a)(c)	1,962	12,401
Poste Italiane SpA(c)	1,622	22,808
Prysmian SpA	840	59,282
Recordati Industria Chimica e Farmaceutica SpA	337	19,121
Snam SpA	5,657	27,176
Stellantis NV	6,756	92,573
Telecom Italia SpA/Milano(a)(b)	30,415	7,704
Tenaris SA, NVS	1,450	23,889
Terna - Rete Elettrica Nazionale	4,071	35,262
UniCredit SpA	4,676	206,862
		1,456,520
Netherlands — 1.2%
ABN AMRO Bank NV, CVA(c)	1,415	23,384
Adyen NV(a)(c)	67	102,353
Aegon Ltd.	4,483	28,296
AerCap Holdings NV	608	56,878
Akzo Nobel NV	544	34,715
ASM International NV	150	83,776
ASML Holding NV	1,239	834,009
ASR Nederland NV	490	23,226
BE Semiconductor Industries NV	228	24,270
Coca-Cola Europacific Partners PLC	684	51,984
DSM-Firmenich AG	576	68,304
EXOR NV, NVS	315	33,270
Heineken Holding NV	432	29,933
Heineken NV	879	72,093
IMCD NV(b)	176	27,982
ING Groep NV	10,200	173,098
InPost SA(a)	609	11,880
JDE Peet's NV	245	5,531
Koninklijke Ahold Delhaize NV	2,942	96,997
Koninklijke KPN NV	12,338	48,220
Koninklijke Philips NV(a)	2,490	65,509
NN Group NV	832	40,845
Prosus NV	4,432	186,786
Randstad NV	372	17,152
Universal Music Group NV	2,485	62,538
Wolters Kluwer NV	757	127,239
		2,330,268
New Zealand — 0.0%
Auckland International Airport Ltd.	4,395	19,176
Fisher & Paykel Healthcare Corp. Ltd.	1,760	37,719
Mercury NZ Ltd.	2,104	8,281
Security	Shares	Value
New Zealand (continued)
Meridian Energy Ltd.	4,106	$14,582
Spark New Zealand Ltd.	5,405	9,378
		89,136
Norway — 0.2%
Aker BP ASA	995	21,290
DNB Bank ASA	2,683	55,600
Equinor ASA	2,480	58,930
Gjensidige Forsikring ASA	614	11,080
Kongsberg Gruppen ASA	263	27,455
Mowi ASA	1,330	22,929
Norsk Hydro ASA	4,070	25,264
Orkla ASA	2,441	22,551
Salmar ASA	179	9,080
Telenor ASA	2,276	27,953
Yara International ASA	510	15,337
		297,469
Portugal — 0.0%
EDP Renovaveis SA	890	12,063
EDP SA	9,143	35,995
Galp Energia SGPS SA	1,587	27,125
Jeronimo Martins SGPS SA	854	16,600
		91,783
Singapore — 0.4%
CapitaLand Ascendas REIT	10,677	21,637
CapitaLand Integrated Commercial Trust	19,438	29,532
CapitaLand Investment Ltd./Singapore(b)	8,900	18,802
DBS Group Holdings Ltd.	6,240	180,928
Genting Singapore Ltd.(b)	17,500	11,022
Grab Holdings Ltd., Class A(a)	6,771	27,626
Keppel Ltd.(b)	3,900	18,776
Oversea-Chinese Banking Corp. Ltd.	10,525	120,754
Sea Ltd., ADR(a)	1,203	113,142
Sembcorp Industries Ltd.(b)	2,200	8,346
Singapore Airlines Ltd.(b)	4,100	20,000
Singapore Exchange Ltd.	2,900	24,850
Singapore Technologies Engineering Ltd.	4,300	14,743
Singapore Telecommunications Ltd.	24,500	57,801
United Overseas Bank Ltd.	3,900	94,805
Wilmar International Ltd.	7,100	17,138
		779,902
Spain — 0.7%
Acciona SA	75	9,625
ACS Actividades de Construccion y Servicios SA	475	22,779
Aena SME SA(c)	245	54,297
Amadeus IT Group SA	1,466	106,275
Banco Bilbao Vizcaya Argentaria SA	18,254	181,713
Banco de Sabadell SA	16,840	32,844
Banco Santander SA	48,598	237,420
CaixaBank SA	11,523	70,218
Cellnex Telecom SA(c)	1,412	51,857
Endesa SA	924	19,941
Ferrovial SE	1,542	61,885
Grifols SA(a)(b)	1,247	13,998
Iberdrola SA	18,903	280,795
Industria de Diseno Textil SA	3,395	193,565
Redeia Corp. SA	961	17,794
Repsol SA	3,891	48,709
Telefonica SA	12,636	59,296
		1,463,011
Sweden — 0.8%
AddTech AB, Class B	804	22,384

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Alfa Laval AB	792	$35,062
Assa Abloy AB, Class B	3,150	98,667
Atlas Copco AB, Class A	8,280	136,648
Atlas Copco AB, Class B	4,830	70,227
Beijer Ref AB, Class B	1,030	15,516
Boliden AB	785	24,558
Epiroc AB, Class A	2,070	40,428
Epiroc AB, Class B	1,209	20,827
EQT AB	1,235	35,831
Essity AB, Class B	1,829	51,636
Evolution AB(c)	596	56,350
Fastighets AB Balder, Class B(a)	1,864	14,501
Getinge AB, Class B	682	12,065
H & M Hennes & Mauritz AB, Class B	1,736	25,879
Hexagon AB, Class B	6,453	60,330
Holmen AB, Class B	285	11,263
Husqvarna AB, Class B	958	6,187
Industrivarden AB, Class A	372	12,831
Industrivarden AB, Class C	441	15,158
Indutrade AB	821	22,340
Investment AB Latour, Class B	441	12,172
Investor AB, Class B	5,518	156,182
L E Lundbergforetagen AB, Class B	246	12,179
Lifco AB, Class B	683	20,379
Nibe Industrier AB, Class B	4,346	21,072
Saab AB, Class B	988	20,292
Sagax AB, Class B	753	18,146
Sandvik AB	3,348	65,901
Securitas AB, Class B	1,627	19,140
Skandinaviska Enskilda Banken AB, Class A	4,796	67,735
Skanska AB, Class B	1,141	23,229
SKF AB, Class B	854	16,199
Svenska Cellulosa AB SCA, Class B	1,726	22,851
Svenska Handelsbanken AB, Class A	4,734	49,189
Swedbank AB, Class A	2,786	56,529
Swedish Orphan Biovitrum AB(a)	577	18,034
Tele2 AB, Class B	1,300	13,623
Telefonaktiebolaget LM Ericsson, Class B	8,966	75,172
Telia Co. AB	8,036	23,371
Trelleborg AB, Class B	666	22,155
Volvo AB, Class A	613	16,084
Volvo AB, Class B	4,888	127,317
Volvo Car AB, Class B(a)(b)	1,800	3,889
		1,669,528
Switzerland — 2.5%
ABB Ltd., Registered	4,912	272,965
Adecco Group AG, Registered	510	15,954
Alcon AG	1,526	140,167
Avolta AG, Registered	294	11,689
Bachem Holding AG	72	5,698
Baloise Holding AG, Registered	140	26,793
Banque Cantonale Vaudoise, Registered	84	8,370
Barry Callebaut AG, Registered	12	21,047
BKW AG	58	10,191
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	8	94,370
Cie Financiere Richemont SA, Class A, Registered	1,652	240,532
Clariant AG, Registered	544	7,560
EMS-Chemie Holding AG, Registered	13	9,998
Galderma Group AG(a)	149	13,943
Geberit AG, Registered	106	66,408
Givaudan SA, Registered	29	137,676
Security	Shares	Value
Switzerland (continued)
Helvetia Holding AG, Registered	115	$19,425
Holcim AG	1,586	155,746
Julius Baer Group Ltd.	676	41,217
Kuehne + Nagel International AG, Registered	149	37,196
Logitech International SA, Registered	471	38,566
Lonza Group AG, Registered	230	141,525
Nestle SA, Registered	8,101	765,485
Novartis AG, Registered	6,099	661,780
Partners Group Holding AG	70	96,308
Roche Holding AG, Bearer	108	36,705
Roche Holding AG, NVS	2,165	670,941
Sandoz Group AG	1,365	62,228
Schindler Holding AG, Participation Certificates, NVS	112	32,595
Schindler Holding AG, Registered	71	20,242
SGS SA	472	49,969
SIG Group AG	923	19,918
Sika AG, Registered	475	132,296
Sonova Holding AG, Registered	147	53,793
Straumann Holding AG	350	46,144
Swatch Group AG (The), Bearer	85	17,442
Swatch Group AG (The), Registered	140	5,672
Swiss Life Holding AG, Registered	86	70,030
Swiss Prime Site AG, Registered	210	22,781
Swiss Re AG	946	120,792
Swisscom AG, Registered	78	47,524
Temenos AG, Registered	211	14,615
UBS Group AG, Registered	10,245	313,374
VAT Group AG(c)	87	36,226
Zurich Insurance Group AG	443	261,195
		5,075,091
United Kingdom — 3.8%
3i Group PLC	3,027	124,130
Admiral Group PLC	828	27,399
Anglo American PLC	4,007	124,219
Antofagasta PLC	1,072	23,945
Ashtead Group PLC	1,381	103,309
Associated British Foods PLC	1,106	31,788
AstraZeneca PLC	4,782	680,448
Auto Trader Group PLC(c)	2,489	26,875
Aviva PLC	8,337	48,857
BAE Systems PLC	9,310	150,052
Barclays PLC	47,127	144,468
Barratt Redrow PLC	2,959	17,049
Berkeley Group Holdings PLC	365	20,829
BP PLC	50,962	249,246
British American Tobacco PLC	6,174	215,899
BT Group PLC	21,245	37,935
Bunzl PLC	1,072	47,194
Centrica PLC	17,346	26,258
Coca-Cola HBC AG, Class DI	808	28,274
Compass Group PLC	5,167	167,806
Croda International PLC	441	21,161
DCC PLC	303	19,169
Diageo PLC	6,775	209,224
Endeavour Mining PLC	568	12,737
Entain PLC	2,010	19,331
Experian PLC	2,851	139,145
Glencore PLC	32,698	171,489
GSK PLC	12,974	234,292
Haleon PLC	24,026	115,471
Halma PLC	1,175	37,536
Hargreaves Lansdown PLC	1,071	15,030

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Hikma Pharmaceuticals PLC	613	$14,681
HSBC Holdings PLC	57,098	524,047
Imperial Brands PLC	2,571	77,588
Informa PLC	4,208	43,960
InterContinental Hotels Group PLC	505	55,700
Intertek Group PLC	510	30,616
J Sainsbury PLC	4,831	16,632
JD Sports Fashion PLC	8,381	13,439
Kingfisher PLC	4,343	16,424
Land Securities Group PLC	2,345	18,213
Legal & General Group PLC	17,654	49,517
Lloyds Banking Group PLC	193,837	133,050
London Stock Exchange Group PLC	1,483	201,000
M&G PLC	8,174	20,478
Melrose Industries PLC	4,109	25,165
Mondi PLC, NVS	1,380	22,347
National Grid PLC	15,005	188,405
NatWest Group PLC, NVS	20,244	95,921
Next PLC	373	47,190
Pearson PLC	1,587	23,304
Persimmon PLC	924	17,511
Phoenix Group Holdings PLC	2,606	16,555
Prudential PLC	8,271	68,855
Reckitt Benckiser Group PLC	2,190	132,854
RELX PLC	5,788	265,436
Rentokil Initial PLC	7,578	38,010
Rio Tinto PLC	3,470	224,259
Rolls-Royce Holdings PLC(a)	25,290	174,511
Sage Group PLC (The)	3,303	41,280
Schroders PLC	2,225	9,859
Segro PLC	4,212	42,678
Severn Trent PLC	716	23,687
Shell PLC	19,602	654,459
Smith & Nephew PLC	2,682	33,345
Smiths Group PLC	1,210	23,877
Spirax Group PLC	245	20,450
SSE PLC	3,299	74,964
Standard Chartered PLC	6,736	78,113
Taylor Wimpey PLC	12,371	23,390
Tesco PLC	21,002	92,738
Unilever PLC	7,772	474,108
United Utilities Group PLC	2,035	26,857
Vodafone Group PLC	70,017	65,110
Whitbread PLC	613	23,850
Wise PLC, Class A(a)	1,869	17,047
WPP PLC	3,258	34,245
		7,606,290
United States — 76.5%
3M Co.	1,715	220,326
A O Smith Corp.	338	25,384
Abbott Laboratories	5,416	614,012
AbbVie Inc.	5,461	1,113,334
Accenture PLC, Class A	1,935	667,227
Adobe Inc.(a)	1,381	660,228
Advanced Micro Devices Inc.(a)	5,012	722,079
AECOM	403	43,040
AES Corp. (The)	2,294	37,828
Aflac Inc.	1,660	173,951
Agilent Technologies Inc.	888	115,715
Air Products and Chemicals Inc.	704	218,613
Airbnb Inc., Class A(a)	1,352	182,236
Akamai Technologies Inc.(a)	475	48,013
Security	Shares	Value
United States (continued)
Albemarle Corp.	338	$32,019
Albertsons Companies Inc., Class A	1,177	21,304
Alexandria Real Estate Equities Inc.	503	56,110
Align Technology Inc.(a)	232	47,567
Allegion PLC	288	40,213
Alliant Energy Corp.	826	49,560
Allstate Corp. (The)	825	153,879
Ally Financial Inc.	780	27,339
Alnylam Pharmaceuticals Inc.(a)	408	108,769
Alphabet Inc., Class A	18,191	3,112,662
Alphabet Inc., Class C, NVS	15,628	2,698,799
Altria Group Inc.	5,250	285,915
Amazon.com Inc.(a)	28,992	5,404,109
Amcor PLC	4,620	51,421
Ameren Corp.	840	73,172
American Electric Power Co. Inc.	1,594	157,408
American Express Co.	1,790	483,443
American Financial Group Inc./OH	219	28,236
American Homes 4 Rent, Class A	950	33,478
American International Group Inc.	2,071	157,147
American Tower Corp.	1,456	310,914
American Water Works Co. Inc.	595	82,175
Ameriprise Financial Inc.	318	162,275
AMETEK Inc.	710	130,171
Amgen Inc.	1,659	531,145
Amphenol Corp., Class A	3,658	245,159
Analog Devices Inc.	1,522	339,573
Annaly Capital Management Inc.	1,452	27,603
Ansys Inc.(a)	268	85,870
Aon PLC, Class A	612	224,524
APA Corp.	1,260	29,736
Apollo Global Management Inc.	1,246	178,502
Apple Inc.	45,075	10,182,893
Applied Materials Inc.	2,557	464,300
AppLovin Corp., Class A(a)	651	110,273
Aptiv PLC(a)	806	45,805
Arch Capital Group Ltd.(a)	1,157	114,034
Archer-Daniels-Midland Co.	1,516	83,698
Ares Management Corp., Class A	574	96,248
Arista Networks Inc.(a)	820	316,881
Arthur J Gallagher & Co.	668	187,842
Aspen Technology Inc.(a)	90	21,126
Assurant Inc.	154	29,522
AT&T Inc.	22,242	501,335
Atlassian Corp., Class A, NVS(a)	503	94,836
Atmos Energy Corp.	476	66,059
Autodesk Inc.(a)	648	183,902
Automatic Data Processing Inc.	1,274	368,492
AutoZone Inc.(a)	53	159,477
AvalonBay Communities Inc.	455	100,833
Avantor Inc.(a)	2,109	47,178
Avery Dennison Corp.	245	50,722
Axon Enterprise Inc.(a)	229	96,982
Baker Hughes Co., Class A	3,135	119,381
Ball Corp.	968	57,354
Bank of America Corp.	21,784	911,007
Bank of New York Mellon Corp. (The)	2,333	175,815
Bath & Body Works Inc.	717	20,348
Baxter International Inc.	1,544	55,121
Becton Dickinson & Co.	895	209,063
Bentley Systems Inc., Class B	491	23,696
Berkshire Hathaway Inc., Class B(a)	4,093	1,845,616

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Best Buy Co. Inc.	604	$54,620
Biogen Inc.(a)	441	76,734
BioMarin Pharmaceutical Inc.(a)(b)	544	35,844
Bio-Rad Laboratories Inc., Class A(a)	71	25,431
Bio-Techne Corp.	500	36,875
Blackrock Inc.(d)	455	446,369
Blackstone Inc., NVS	2,209	370,560
Block Inc.(a)(b)	1,659	119,979
Boeing Co. (The)(a)	2,254	336,545
Booking Holdings Inc.	106	495,683
Booz Allen Hamilton Holding Corp., Class A	421	76,479
Boston Scientific Corp.(a)	4,605	386,912
Bristol-Myers Squibb Co.	6,321	352,522
Broadcom Inc.	13,672	2,321,095
Broadridge Financial Solutions Inc.	376	79,283
Brown & Brown Inc.	771	80,677
Brown-Forman Corp., Class B	564	24,833
Builders FirstSource Inc.(a)	372	63,761
Bunge Global SA	441	37,053
Burlington Stores Inc.(a)(b)	211	52,279
BXP Inc.	470	37,863
Cadence Design Systems Inc.(a)	859	237,187
Camden Property Trust	323	37,400
Campbell Soup Co.	581	27,104
Capital One Financial Corp.	1,196	194,697
Cardinal Health Inc.	740	80,305
Carlisle Companies Inc.	158	66,712
Carlyle Group Inc. (The)	813	40,674
CarMax Inc.(a)(b)	476	34,453
Carnival Corp.(a)	2,959	65,098
Carrier Global Corp.	2,520	183,254
Catalent Inc.(a)	510	29,886
Caterpillar Inc.	1,524	573,329
Cboe Global Markets Inc.	320	68,342
CBRE Group Inc., Class A(a)	918	120,230
CDW Corp.	423	79,621
Celanese Corp., Class A	352	44,341
Celsius Holdings Inc.(a)(b)	462	13,897
Cencora Inc.	560	127,725
Centene Corp.(a)	1,701	105,904
CenterPoint Energy Inc.	1,863	55,014
CF Industries Holdings Inc.	611	50,243
CH Robinson Worldwide Inc.	350	36,064
Charles River Laboratories International Inc.(a)(b)	155	27,680
Charles Schwab Corp. (The)	4,668	330,634
Charter Communications Inc., Class A(a)	298	97,628
Cheniere Energy Inc.	686	131,287
Chevron Corp.	5,437	809,134
Chipotle Mexican Grill Inc., Class A(a)	4,258	237,469
Chord Energy Corp.	192	24,019
Chubb Ltd.	1,193	336,951
Church & Dwight Co. Inc.	751	75,032
Cigna Group (The)	892	280,811
Cincinnati Financial Corp.	475	66,894
Cintas Corp.	1,120	230,507
Cisco Systems Inc.	12,506	684,954
Citigroup Inc.	5,899	378,539
Citizens Financial Group Inc.	1,366	57,536
Clorox Co. (The)	372	58,981
Cloudflare Inc., Class A(a)	973	85,342
CME Group Inc.	1,100	247,896
CMS Energy Corp.	981	68,287
Security	Shares	Value
United States (continued)
CNH Industrial NV	3,005	$33,746
Coca-Cola Co. (The)	12,644	825,780
Cognizant Technology Solutions Corp., Class A	1,486	110,841
Coinbase Global Inc., Class A(a)	582	104,324
Colgate-Palmolive Co.	2,420	226,778
Comcast Corp., Class A	12,273	535,962
Conagra Brands Inc.	1,484	42,947
ConocoPhillips	3,640	398,726
Consolidated Edison Inc.	1,034	105,137
Constellation Brands Inc., Class A	505	117,332
Constellation Energy Corp.	995	261,645
Cooper Companies Inc. (The)(a)	636	66,576
Copart Inc.(a)	2,613	134,491
Corning Inc.	2,485	118,261
Corpay Inc.(a)	230	75,836
Corteva Inc.	2,122	129,272
CoStar Group Inc.(a)	1,240	90,260
Costco Wholesale Corp.	1,379	1,205,494
Coterra Energy Inc.	2,355	56,332
Crowdstrike Holdings Inc., Class A(a)	706	209,590
Crown Castle Inc.	1,336	143,607
Crown Holdings Inc.	337	31,526
CSX Corp.	5,963	200,595
Cummins Inc.	433	142,448
CVS Health Corp.	3,837	216,637
Danaher Corp.	2,059	505,814
Darden Restaurants Inc.	373	59,687
Datadog Inc., Class A(a)	849	106,499
DaVita Inc.(a)	175	24,467
Dayforce Inc.(a)(b)	541	38,384
Deckers Outdoor Corp.(a)	475	76,423
Deere & Co.	812	328,608
Dell Technologies Inc., Class C	840	103,849
Delta Air Lines Inc.	441	25,234
Devon Energy Corp.	2,014	77,902
Dexcom Inc.(a)	1,204	84,858
Diamondback Energy Inc.	605	106,946
Dick's Sporting Goods Inc.	192	37,584
Digital Realty Trust Inc.	1,017	181,260
Discover Financial Services	771	114,440
DocuSign Inc., Class A(a)	700	48,566
Dollar General Corp.	644	51,546
Dollar Tree Inc.(a)	638	41,240
Dominion Energy Inc.	2,642	157,278
Domino's Pizza Inc.	106	43,855
DoorDash Inc., Class A(a)	944	147,925
Dover Corp.	407	77,057
Dow Inc.	2,205	108,883
DR Horton Inc.	928	156,832
DraftKings Inc., Class A (a)(b)	1,265	44,680
DTE Energy Co.	630	78,259
Duke Energy Corp.	2,357	271,691
DuPont de Nemours Inc.	1,274	105,729
Dynatrace Inc.(a)	825	44,385
Eastman Chemical Co.	336	35,310
Eaton Corp. PLC	1,236	409,833
eBay Inc.	1,590	91,441
Ecolab Inc.	789	193,881
Edison International	1,199	98,798
Edwards Lifesciences Corp.(a)	1,821	122,025
Electronic Arts Inc.	792	119,473
Elevance Health Inc.	720	292,147

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Eli Lilly & Co.	2,502	$2,076,009
EMCOR Group Inc.	146	65,126
Emerson Electric Co.	1,786	193,370
Enphase Energy Inc.(a)	400	33,216
Entegris Inc.	474	49,633
Entergy Corp.	683	105,715
EOG Resources Inc.	1,806	220,260
EPAM Systems Inc.(a)	176	33,202
EQT Corp.	1,732	63,287
Equifax Inc.	372	98,587
Equinix Inc.	292	265,159
Equitable Holdings Inc.	976	44,252
Equity LifeStyle Properties Inc.	567	39,758
Equity Residential	1,099	77,337
Erie Indemnity Co., Class A, NVS	73	32,765
Essential Utilities Inc.	814	31,420
Essex Property Trust Inc.	190	53,933
Estee Lauder Companies Inc. (The), Class A	722	49,775
Everest Group Ltd.	148	52,630
Evergy Inc.	717	43,335
Eversource Energy	1,102	72,567
Exact Sciences Corp.(a)	577	39,773
Exelon Corp.	3,204	125,917
Expand Energy Corp.	632	53,543
Expedia Group Inc.(a)(b)	403	62,993
Expeditors International of Washington Inc.	461	54,859
Extra Space Storage Inc.	645	105,329
Exxon Mobil Corp.	13,840	1,616,235
F5 Inc.(a)	175	40,929
FactSet Research Systems Inc.	114	51,763
Fair Isaac Corp.(a)	76	151,476
Fastenal Co.	1,766	138,066
FedEx Corp.	715	195,803
Ferguson Enterprises Inc.	615	120,995
Fidelity National Financial Inc.	869	52,288
Fidelity National Information Services Inc.	1,722	154,515
Fifth Third Bancorp	2,036	88,932
First Citizens BancShares Inc./NC, Class A	31	60,058
First Solar Inc.(a)	330	64,178
FirstEnergy Corp.	1,788	74,792
Fiserv Inc.(a)	1,841	364,334
Ford Motor Co.	11,744	120,846
Fortinet Inc.(a)	2,036	160,152
Fortive Corp.	1,071	76,502
Fortune Brands Innovations Inc., NVS	372	30,999
Fox Corp., Class A, NVS	705	29,610
Fox Corp., Class B	510	19,870
Franklin Resources Inc.	968	20,105
Freeport-McMoRan Inc.	4,533	204,076
Gaming and Leisure Properties Inc.	770	38,646
Garmin Ltd.	475	94,216
Gartner Inc.(a)(b)	246	123,615
GE HealthCare Technologies Inc., NVS(a)	1,340	117,049
GE Vernova Inc.(a)	856	258,221
Gen Digital Inc.	1,868	54,377
General Dynamics Corp.	722	210,542
General Electric Co.	3,376	579,929
General Mills Inc.	1,769	120,327
General Motors Co.	3,574	181,416
Genuine Parts Co.	437	50,124
Gilead Sciences Inc.	3,892	345,687
Global Payments Inc.	785	81,412
Security	Shares	Value
United States (continued)
GoDaddy Inc., Class A(a)	446	$74,393
Goldman Sachs Group Inc. (The)	1,006	520,897
Graco Inc.	505	41,132
Halliburton Co.	2,682	74,399
Hartford Financial Services Group Inc. (The)	895	98,844
HCA Healthcare Inc.	601	215,603
Healthpeak Properties Inc.	2,155	48,380
HEICO Corp.	153	37,477
HEICO Corp., Class A	253	48,579
Henry Schein Inc.(a)	359	25,213
Hershey Co. (The)	456	80,976
Hess Corp.	863	116,056
Hewlett Packard Enterprise Co.	4,079	79,500
HF Sinclair Corp.	494	19,073
Hilton Worldwide Holdings Inc.	791	185,766
Hologic Inc.(a)	751	60,733
Home Depot Inc. (The)	3,063	1,206,056
Honeywell International Inc.	2,003	411,977
Hormel Foods Corp.	889	27,159
Host Hotels & Resorts Inc.	2,276	39,238
Howmet Aerospace Inc.	1,162	115,875
HP Inc.	2,957	105,033
Hubbell Inc., Class B	155	66,190
HubSpot Inc.(a)	152	84,328
Humana Inc.	373	96,171
Huntington Bancshares Inc./Ohio	4,482	69,874
Huntington Ingalls Industries Inc.	136	25,155
Hyatt Hotels Corp., Class A	146	21,236
IDEX Corp.	246	52,801
IDEXX Laboratories Inc.(a)	256	104,172
Illinois Tool Works Inc.	924	241,284
Illumina Inc.(a)	473	68,178
Incyte Corp.(a)	545	40,395
Ingersoll Rand Inc.(b)	1,275	122,400
Insulet Corp.(a)	211	48,853
Intel Corp.	13,243	284,989
Intercontinental Exchange Inc.	1,765	275,111
International Business Machines Corp.	2,822	583,364
International Flavors & Fragrances Inc.	751	74,672
International Paper Co.	1,072	59,539
Interpublic Group of Companies Inc. (The)	1,141	33,545
Intuit Inc.	858	523,637
Intuitive Surgical Inc.(a)	1,098	553,216
Invitation Homes Inc.	1,965	61,721
IQVIA Holdings Inc.(a)	543	111,760
Iron Mountain Inc.	936	115,811
J.M. Smucker Co. (The)	338	38,366
Jabil Inc.	400	49,236
Jack Henry & Associates Inc.	210	38,205
Jacobs Solutions Inc., NVS	372	52,296
JB Hunt Transport Services Inc.	246	44,433
Johnson & Johnson	7,440	1,189,358
Johnson Controls International PLC	2,065	156,011
JPMorgan Chase & Co.	8,899	1,974,866
Juniper Networks Inc.	1,035	40,262
Kellanova	893	72,020
Kenvue Inc.	5,898	135,241
Keurig Dr Pepper Inc.	3,257	107,318
KeyCorp	2,987	51,526
Keysight Technologies Inc.(a)	544	81,061
Kimberly-Clark Corp.	1,037	139,145
Kimco Realty Corp.	2,151	51,022

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Kinder Morgan Inc.	6,140	$150,491
KKR & Co. Inc.	1,908	263,762
KLA Corp.	420	279,817
Knight-Swift Transportation Holdings Inc.	547	28,488
Kraft Heinz Co. (The)	2,840	95,026
Kroger Co. (The)	2,066	115,221
L3Harris Technologies Inc.	598	147,987
Labcorp Holdings Inc.	280	63,916
Lam Research Corp.	4,002	297,549
Lamb Weston Holdings Inc.	439	34,106
Las Vegas Sands Corp.	1,190	61,702
Leidos Holdings Inc.	373	68,319
Lennar Corp., Class A	750	127,725
Lennox International Inc.	105	63,270
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	613	48,942
Linde PLC	1,481	675,558
Live Nation Entertainment Inc.(a)	513	60,093
LKQ Corp.	785	28,880
Lockheed Martin Corp.	665	363,123
Loews Corp.	578	45,639
Lowe's Companies Inc.	1,762	461,344
LPL Financial Holdings Inc.	247	69,698
Lululemon Athletica Inc.(a)	361	107,542
LyondellBasell Industries NV, Class A	828	71,912
M&T Bank Corp.	496	96,561
Manhattan Associates Inc.(a)	191	50,302
Marathon Oil Corp.	1,910	52,907
Marathon Petroleum Corp.	1,108	161,181
Markel Group Inc.(a)	42	64,764
MarketAxess Holdings Inc.	115	33,283
Marriott International Inc./MD, Class A	749	194,755
Marsh & McLennan Companies Inc.	1,507	328,888
Martin Marietta Materials Inc.	193	114,322
Marvell Technology Inc.	2,695	215,896
Masco Corp.	682	54,499
Mastercard Inc., Class A	2,571	1,284,446
Match Group Inc.(a)	893	32,175
McCormick & Co. Inc./MD, NVS	785	61,418
McDonald's Corp.	2,225	649,945
McKesson Corp.	405	202,739
Medtronic PLC	3,965	353,876
MercadoLibre Inc.(a)	142	289,280
Merck & Co. Inc.	7,862	804,440
Meta Platforms Inc., Class A	6,784	3,850,463
MetLife Inc.	1,843	144,528
Mettler-Toledo International Inc.(a)	65	83,964
MGM Resorts International(a)	721	26,583
Microchip Technology Inc.	1,691	124,069
Micron Technology Inc.	3,456	344,390
Microsoft Corp.	21,850	8,878,747
MicroStrategy Inc., Class A(a)(b)	464	113,448
Mid-America Apartment Communities Inc.	338	51,153
Moderna Inc.(a)	995	54,088
Molina Healthcare Inc.(a)	176	56,535
Molson Coors Beverage Co., Class B	579	31,538
Mondelez International Inc., Class A	4,142	283,644
MongoDB Inc., Class A(a)	223	60,299
Monolithic Power Systems Inc.	150	113,895
Monster Beverage Corp.(a)	2,257	118,899
Moody's Corp.	505	229,290
Morgan Stanley	3,792	440,820
Security	Shares	Value
United States (continued)
Mosaic Co. (The)	987	$26,412
Motorola Solutions Inc.	510	229,169
MSCI Inc., Class A	246	140,515
Nasdaq Inc.	1,355	100,162
NetApp Inc.	608	70,108
Netflix Inc.(a)	1,330	1,005,520
Neurocrine Biosciences Inc.(a)	281	33,796
Newmont Corp.	3,581	162,721
News Corp., Class A, NVS	1,175	32,019
NextEra Energy Inc.	6,369	504,743
Nike Inc., Class B	3,723	287,155
NiSource Inc.	1,420	49,927
Nordson Corp.	163	40,406
Norfolk Southern Corp.	681	170,543
Northern Trust Corp.	595	59,809
Northrop Grumman Corp.	436	221,933
NRG Energy Inc.	650	58,760
Nucor Corp.	719	101,983
Nvidia Corp.	76,118	10,105,426
NVR Inc.(a)	10	91,528
NXP Semiconductors NV	787	184,552
Occidental Petroleum Corp.	2,033	101,874
Okta Inc.(a)	529	38,030
Old Dominion Freight Line Inc.	602	121,195
Omnicom Group Inc.	577	58,277
ON Semiconductor Corp.(a)	1,348	95,021
ONEOK Inc.	1,767	171,187
Oracle Corp.	5,123	859,844
O'Reilly Automotive Inc.(a)	185	213,331
Otis Worldwide Corp.	1,278	125,500
Ovintiv Inc.	772	30,262
Owens Corning	268	47,380
PACCAR Inc.	1,597	166,535
Packaging Corp. of America	268	61,356
Palantir Technologies Inc., Class A(a)	6,257	260,041
Palo Alto Networks Inc.(a)	1,001	360,690
Paramount Global, Class B, NVS	1,478	16,169
Parker-Hannifin Corp.	399	252,994
Paychex Inc.	1,002	139,609
Paycom Software Inc.	175	36,580
PayPal Holdings Inc.(a)	3,061	242,737
Pentair PLC	510	50,551
PepsiCo Inc.	4,273	709,660
Pfizer Inc.	17,361	491,316
PG&E Corp.	6,237	126,112
Philip Morris International Inc.	4,775	633,642
Phillips 66	1,343	163,604
Pinterest Inc., Class A(a)	1,872	59,511
PNC Financial Services Group Inc. (The)	1,229	231,384
Pool Corp.	120	43,397
PPG Industries Inc.	717	89,274
PPL Corp.	2,208	71,892
Principal Financial Group Inc.	702	57,845
Procter & Gamble Co. (The)	7,299	1,205,649
Progressive Corp. (The)	1,819	441,708
Prologis Inc.	2,878	325,041
Prudential Financial Inc.	1,134	138,892
PTC Inc.(a)	385	71,352
Public Service Enterprise Group Inc.	1,553	138,854
Public Storage	504	165,846
PulteGroup Inc.	665	86,137
Pure Storage Inc., Class A(a)	956	47,848

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Qorvo Inc.(a)	281	$20,024
Qualcomm Inc.	3,467	564,324
Quanta Services Inc.	468	141,163
Quest Diagnostics Inc.	328	50,784
Raymond James Financial Inc.	597	88,487
Realty Income Corp.	2,675	158,815
Regency Centers Corp.	599	42,793
Regeneron Pharmaceuticals Inc.(a)	333	279,121
Regions Financial Corp.	2,996	71,515
Reliance Inc.	179	51,255
Republic Services Inc., Class A	688	136,224
ResMed Inc.	441	106,929
Revvity Inc.(b)	402	47,673
Rivian Automotive Inc., Class A(a)(b)	2,429	24,533
Robinhood Markets Inc., Class A(a)	1,625	38,171
ROBLOX Corp., Class A(a)	1,481	76,597
Rockwell Automation Inc.	364	97,082
Roku Inc.(a)	351	22,492
Rollins Inc.	927	43,699
Roper Technologies Inc.	330	177,451
Ross Stores Inc.	1,034	144,470
Royal Caribbean Cruises Ltd.	756	156,001
Royalty Pharma PLC, Class A	1,260	34,020
RPM International Inc.	406	51,607
RTX Corp.	4,117	498,116
S&P Global Inc.	984	472,674
Salesforce Inc.	2,994	872,362
Samsara Inc., Class A(a)(b)	716	34,218
SBA Communications Corp., Class A	322	73,889
Schlumberger NV	4,391	175,947
Seagate Technology Holdings PLC	644	64,638
SEI Investments Co.	295	22,054
Sempra Energy	1,929	160,821
ServiceNow Inc.(a)	631	588,717
Sherwin-Williams Co. (The)	757	271,589
Simon Property Group Inc.	1,023	173,010
Skyworks Solutions Inc.	527	46,155
Snap Inc., Class A, NVS(a)	3,199	38,900
Snap-on Inc.	152	50,180
Snowflake Inc., Class A(a)	932	107,012
Solventum Corp.(a)	429	31,137
Southern Co. (The)	3,411	310,503
Southwest Airlines Co.	475	14,526
SS&C Technologies Holdings Inc.	682	47,692
Stanley Black & Decker Inc.	476	44,239
Starbucks Corp.	3,501	342,048
State Street Corp.	915	84,912
Steel Dynamics Inc.	474	61,857
STERIS PLC	303	67,221
Stryker Corp.	1,055	375,875
Sun Communities Inc.	415	55,062
Super Micro Computer Inc.(a)	1,589	46,256
Synchrony Financial	1,199	66,113
Synopsys Inc.(a)	471	241,910
Sysco Corp.	1,515	113,549
T Rowe Price Group Inc.	682	74,925
Take-Two Interactive Software Inc.(a)	491	79,405
Targa Resources Corp.	650	108,524
Target Corp.	1,438	215,758
TE Connectivity PLC, NVS	960	141,523
Teledyne Technologies Inc.(a)	140	63,745
Teleflex Inc.	140	28,148
Security	Shares	Value
United States (continued)
Teradyne Inc.	496	$52,680
Tesla Inc.(a)	8,876	2,217,669
Texas Instruments Inc.	2,815	571,895
Texas Pacific Land Corp.	61	71,126
Textron Inc.	614	49,378
Thermo Fisher Scientific Inc.	1,180	644,658
TJX Companies Inc. (The)	3,513	397,074
T-Mobile U.S. Inc.	1,654	369,107
Toast Inc., Class A(a)	1,091	32,763
Toro Co. (The)	315	25,351
Tractor Supply Co.	348	92,397
Trade Desk Inc. (The), Class A(a)(b)	1,379	165,770
Tradeweb Markets Inc., Class A	337	42,799
Trane Technologies PLC	707	261,703
TransDigm Group Inc.	172	223,996
TransUnion	634	64,224
Travelers Companies Inc. (The)	718	176,585
Trimble Inc.(a)	785	47,493
Truist Financial Corp.	4,213	181,370
Twilio Inc., Class A(a)	531	42,825
Tyler Technologies Inc.(a)	128	77,516
Tyson Foods Inc., Class A	845	49,509
U.S. Bancorp	4,817	232,709
Uber Technologies Inc.(a)	5,862	422,357
UDR Inc.	965	40,713
U-Haul Holding Co.(b)	299	20,410
Ulta Beauty Inc.(a)	146	53,871
Union Pacific Corp.	1,896	440,005
United Parcel Service Inc., Class B	2,228	298,686
United Rentals Inc.	210	170,688
United Therapeutics Corp.(a)	140	52,356
UnitedHealth Group Inc.	2,848	1,607,696
Universal Health Services Inc., Class B	194	39,636
Valero Energy Corp.	993	128,852
Veeva Systems Inc., Class A(a)	473	98,777
Ventas Inc.	1,248	81,732
Veralto Corp.	792	80,934
VeriSign Inc.(a)	281	49,692
Verisk Analytics Inc., Class A	434	119,228
Verizon Communications Inc.	12,932	544,825
Vertex Pharmaceuticals Inc.(a)	799	380,308
Vertiv Holdings Co., Class A	1,138	124,372
Viatris Inc.	3,727	43,233
VICI Properties Inc., Class A	3,167	100,584
Visa Inc., Class A	4,887	1,416,497
Vistra Corp.	1,073	134,082
Vulcan Materials Co.	406	111,216
W R Berkley Corp.	926	52,939
Walgreens Boots Alliance Inc.	2,207	20,878
Walmart Inc.	13,671	1,120,338
Walt Disney Co. (The)	5,652	543,722
Warner Bros Discovery Inc.(a)	7,186	58,422
Waste Connections Inc.	785	138,749
Waste Management Inc.	1,229	265,280
Waters Corp.(a)	184	59,452
Watsco Inc.	106	50,139
WEC Energy Group Inc.	958	91,518
Wells Fargo & Co.	10,773	699,383
Welltower Inc.	1,846	248,988
West Pharmaceutical Services Inc.	225	69,284
Western Digital Corp.(a)	968	63,220
Westinghouse Air Brake Technologies Corp.	548	103,013

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Westlake Corp.	118	$15,569
Weyerhaeuser Co.	2,311	72,011
Williams Companies Inc. (The)	3,692	193,350
Williams-Sonoma Inc.	367	49,226
Willis Towers Watson PLC	326	98,514
Workday Inc., Class A(a)	647	151,301
WP Carey Inc.	632	35,215
WW Grainger Inc.	140	155,292
Wynn Resorts Ltd.	294	28,230
Xcel Energy Inc.	1,703	113,777
Xylem Inc./New York	753	91,700
Yum! Brands Inc.	841	110,306
Zebra Technologies Corp., Class A(a)	150	57,296
Zillow Group Inc., Class C (a)	441	26,500
Zimmer Biomet Holdings Inc.	613	65,542
Zoetis Inc.	1,413	252,616
Zoom Video Communications Inc., Class A(a)	805	60,166
Zscaler Inc.(a)	280	50,621
		153,930,172
Total Common Stocks — 99.6% (Cost: $191,750,450)		200,426,115
Preferred Stocks
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	175	12,878
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	336	23,641
Henkel AG & Co. KGaA, Preference Shares, NVS	544	47,107
Porsche Automobil Holding SE, Preference Shares, NVS	475	19,733
Sartorius AG, Preference Shares, NVS	80	20,724
Volkswagen AG, Preference Shares, NVS	630	61,149
		185,232
Total Preferred Stocks — 0.1% (Cost: $369,541)		185,232
Security	Shares	Value
Warrants
Canada — 0.0%
Constellation Software Inc. (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(e)	72	$—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $192,119,991)		200,611,347
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(f)(g)	1,316,427	1,317,349
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(f)	190,000	190,000
Total Short-Term Securities — 0.8% (Cost: $1,506,895)		1,507,349
Total Investments — 100.5% (Cost: $193,626,886)		202,118,696
Liabilities in Excess of Other Assets — (0.5)%		(999,657)
Net Assets — 100.0%		$201,119,039

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$774,793	$542,301 (a)	$—	$(18)	$273	$1,317,349	1,316,427	$901 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	240,000	—	(50,000)(a)	—	—	190,000	190,000	3,744	—
BlackRock Inc.	535,542	—	(153,450)	19,883	44,394	446,369	455	3,116	—
				$19,865	$44,667	$1,953,718		$7,761	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Kokusai ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	1	12/20/24	$287	$2,388
Euro STOXX 50 Index	2	12/20/24	105	(1,527)
				$861
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$161,944,972	$38,481,143	$—	$200,426,115
Preferred Stocks	—	185,232	—	185,232
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	1,507,349	—	—	1,507,349
	$163,452,321	$38,666,375	$—	$202,118,696
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,388	$—	$—	$2,388
Liabilities
Equity Contracts	—	(1,527)	—	(1,527)
	$2,388	$(1,527)	$—	$861

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
CAD	Canadian Dollar

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Kokusai ETF

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor's